UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 28th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $1,858,802 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     6365   324600 SH       SOLE                   324600        0        0
ADVANCE AUTO PARTS INC         COM              00751Y106    30734   758300 SH       SOLE                   758300        0        0
AMAZON COM INC                 COM              023135106    63998   935500 SH       SOLE                   935500        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103    29416   993100 SH       SOLE                   993100        0        0
ANNTAYLOR STORES CORP          COM              036115103    59442  1678200 SH       SOLE                  1678200        0        0
BJS WHOLESALE CLUB INC         COM              05548J106    35949   997750 SH       SOLE                   997750        0        0
BRINKER INTL INC               COM              109641100    42646  1457000 SH       SOLE                  1457000        0        0
CHOICE HOTELS INTL INC         COM              169905106    39576  1001420 SH       SOLE                  1001420        0        0
CKE RESTAURANTS INC            COM              12561E105    56360  2808175 SH       SOLE                  2808175        0        0
CSX CORP                       COM              126408103    43980   975600 SH       SOLE                   975600        0        0
DELL INC                       COM              24702R101    88833  3111500 SH       SOLE                  3111500        0        0
DENNYS CORP                    COM              24869P104    20433  4591707 SH       SOLE                  4591707        0        0
DIRECTV GROUP INC              COM              25459L106    34170  1478600 SH       SOLE                  1478600        0        0
ELECTRONIC ARTS INC            COM              285512109    83127  1756700 SH       SOLE                  1756700        0        0
FAMILY DLR STORES INC          COM              307000109    50598  1474300 SH       SOLE                  1474300        0        0
GAP INC DEL                    COM              364760108    56635  2965168 SH       SOLE                  2965168        0        0
GENERAL MTRS CORP              COM              370442105    87201  2306900 SH       SOLE                  2306900        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101    85001  2445360 SH       SOLE                  2445360        0        0
GREAT WOLF RESORTS INC         COM              391523107    33846  2375155 SH       SOLE                  2375155        0        0
India Hospitality Corp         COM              B16G1G1      57008  8322394 SH       SOLE                  8322394        0        0
INDIA HOSPITALITY CORP-REG S   WARRANT          B16GBT4      14933  9333334 SH       SOLE                  9333334        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104     6842   285550 SH       SOLE                   285550        0        0
JEFFERIES GROUP INC NEW        COM              472319102    35870  1329500 SH       SOLE                  1329500        0        0
JETBLUE AWYS CORP              COM              477143101    15387  1309500 SH       SOLE                  1309500        0        0
KAISER ALUMINUM CORP           COM PAR $0.01    483007704    23548   323100 SH       SOLE                   323100        0        0
LEGG MASON INC                 COM              524901105    12947   131600 SH       SOLE                   131600        0        0
LENNOX INTL INC                COM              526107107    25501   745000 SH       SOLE                   745000        0        0
MOTOROLA INC                   COM              620076109    54856  3099200 SH       SOLE                  3099200        0        0
OWENS ILL INC                  COM NEW          690768403    78642  2246900 SH       SOLE                  2246900        0        0
PACIFIC SUNWEAR CALIF INC      COM              694873100    50027  2273950 SH       SOLE                  2273950        0        0
PANTRY INC                     COM              698657103    33927   735935 SH       SOLE                   735935        0        0
RADIOSHACK CORP                COM              750438103    97816  2951600 SH       SOLE                  2951600        0        0
RITE AID CORP                  COM              767754104    66478 10419750 SH       SOLE                 10419750        0        0
SAFEWAY INC                    COM NEW          786514208    51208  1504800 SH       SOLE                  1504800        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109   102033  2919409 SH       SOLE                  2919409        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    30678   457400 SH       SOLE                   457400        0        0
SUPERVALU INC                  COM              868536103    81370  1756700 SH       SOLE                  1756700        0        0
VALUEVISION MEDIA INC          CL A             92047K107     4688   414163 SH       SOLE                   414163        0        0
WILLIAMS SONOMA INC            COM              969904101    32126  1017300 SH       SOLE                  1017300        0        0
ZALE CORP NEW                  COM              988858106    34607  1453450 SH       SOLE                  1453450        0        0